Share Based Payment	12 Months Ended
Dec. 31, 2021
Share Based Payment [Abstract]
SHARE BASED PAYMENT

NOTE 14 - SHARE BASED PAYMENT:

a.	The Company maintains a share-based payment plan for employees, directors and consultants (the “Plan”). According to the Plan, the options vest over a period of up to four years, and their term period is ten years. Nevertheless, the Board of Directors is qualified to resolve on different vesting terms. Below is a summary of the Company’s grants under the Plan during 2021, 2020 and 2019:

Date of grant	Options amount	Exercise price (in NIS)	Fair value at the date of grant (U.S. dollars in thousands) (2)	Volatility (3)	Risk free interest	Expected term (in years)

October 2, 2019	6,737	0.8-162.48	189	81.33%	0.72%	3
February 25, 2020 (1)	13,171	0.04	27	-	-	3
May 26, 2020 (1)	7,672	0.00	10	-	-	3
August 2, 2020	1,282,250	0.00-6.04	1,341	99.89%-109.54%	0.16%-0.71%	3-10
August 30, 2020	7,500	5.23	5	99.08%	0.74%	10
September 15, 2020	911,250	6.04	483	98.66%-120.99%	0.07%-0.82%	1.5-10
December 23, 2020 (1)	10,560	0.00	13	-	-	3
March 7, 2021	298,755	6.27	267	97.59%	1.27%	10
April 13, 2021	110,000	5.20	94	97.42%	0.50%-1.18%	5-10
August 25, 2021	1,657,572	4.00	1,117	94.98%-106.19%	0.17%-1.14%	3-10
September 19, 2021	483,750	4.60	291	94.56%	1.24%	10
October 6, 2021	12,500	4.00	8	106.19%	0.17%	3
October 17, 2021	12,500	4.00	8	106.19%	0.17%	3

(1)	Fully vested at grant date, calculated according to the intrinsic value at the date of grant.

(2)	The early exercise multiple used for the fair value calculations for grants during 2021, 2020 and 2019 is 2.5 for each offeree.

(3)	Volatility is based on volatility data of the traded share price of the Company.

b.	Movement in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2021		2020		2019
	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)

Outstanding at beginning of year:	2,206,321	2.00	6,532	248	4,341	888
Granted	2,575,077	1.31	2,232,403	1.20	6,737	35.2
Exercised	(69,807)	-	(6,282)	-	(1,658)	0.40
Forfeited\Cancelled	(472,898)	1.23	(26,250)	1.60	(2,501)	1,447
Expired	(3,168)	19.75	(82)	1,042	(387)	676
Outstanding at end of year	4,235,525	1.52	2,206,321	2.00	6,532	248
Exercisable at end of year	883,567	2.19	147,729	6.00	6,347	128.8

c.	The following table summarizes information about exercise price and the remaining contractual life of options outstanding at the end of 2021, 2020 and 2019:

	2021		2020		2019
Exercise prices ($)	Number outstanding at end of year	Weighted average remaining contractual life (in years)	Number outstanding at end of year	Weighted average remaining contractual life (in years)	Number outstanding at end of year	Weighted average remaining contractual life (in years)

0.00-0.01	506,231	1.15-9.65	622,621	1.15-8.59	-	-
1.23-1.89	3,722,972	1.58-9.65	1,577,250	8.59-8.71	-	-
46.62-1,554.54	6,322	0.08-6.47	6,450	0.75-6.47	6,532	0.76-6.48
	4,235,525		2,206,321		6,532

d.	Shares issuance to a service provider

On November 15, 2021, the Company’s Board of Directors resolved to issue 15,000 shares to a certain service provider as part of its compensation, in 3 monthly installments of 5,000 shares each. As of December 31, 2021, 10,000 shares were issued.

e.	Warrants grant to a service provider

On December 1, 2020, the Company issued 50,000 warrants to a certain service provider, which can be exercised into 50,000 ADSs (50,000 ordinary shares) using a cashless mechanism. The exercise price of the warrants is $1.015 per ADS, they vest 50% upon issuance and 50% following 6 months from the date of grant, and their expiration date is 3 years from the date of issuance.

The fair value of the warrants which was computed according to the Black-Scholes model, amounted to $52 thousand. This value is based on the following assumptions: expected volatility of 115.78%, risk free interest of 0.17%, expected term until exercise of 2.92 years. Volatility is based on volatility data of the traded share price of the Company for periods matching the expected term of the warrant until exercise.

f.	Expenses recognized in the financial statements

The costs which were recognized in the Company’s financial statements in respect of services received from its employees and consultants are presented in the table below:

	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Share-based payment plans	2,356	742	612

The plans are intended to be governed under rules set for that purpose in the Plan. The exercise prices of the options that are exercisable into shares as of December 31, 2021, range between $0.00 to $1,554.54.